Private Placement - Additional Information (Detail) - USD ($)		5 Months Ended
	Oct. 05, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant issue		$ 10,500,000
Class of warrants or rights exercise price	$ 11.50
AEA Bridges Impact Sposor LLC [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights number of warrants issued during the period	10,500,000
Class of warrants or rights issue price	$ 1.00
Proceeds from warrant issue	$ 10,500,000
Class of warrants or rights exercise price	$ 11.50